SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - CAD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 949,177	$ 977,177	$ 1,349,084	$ 612,395
Cost of sales [member]
IfrsStatementLineItems [Line Items]
salary (general and administrative expenses)	169,905	148,656	200,747	98,523
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
salary (general and administrative expenses)	476,037	232,500	376,237	39,492
Intangible Asset Software [Member]
IfrsStatementLineItems [Line Items]
salary (general and administrative expenses)			553,326	300,273
Capital Work In Progress [Member]
IfrsStatementLineItems [Line Items]
consulting (professional fees)		75,171	75,274	113,107
Professional Fees [Member]
IfrsStatementLineItems [Line Items]
consulting (professional fees)	164,568	72,000	$ 143,500	$ 61,000
Intangible Asset And Software [Member]
IfrsStatementLineItems [Line Items]
salary (general and administrative expenses)	$ 138,667	$ 448,850